                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-06231

--------------------------------------------------------------------------------

                                GIAC Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



Frank L. Pepe                                               Thomas G. Sorell
GIAC Funds, Inc.                                            GIAC Funds, Inc.
7 Hanover Square                                            7 Hanover Square
New York, N.Y. 10004                                        New York, N.Y. 10004
--------------------------------------------------------------------------------
                    (Name and address of agents for service)


       Registrant's telephone number, including area code: (800) 221-3253
--------------------------------------------------------------------------------


                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2004
--------------------------------------------------------------------------------

/ /   BAILLIE GIFFORD INTERNATIONAL GROWTH FUND                SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
R. Robin Menzies
Portfolio Manager

OBJECTIVE:
Long-term capital
appreciation

PORTFOLIO:
At least 80% in a diversified portfolio of common stocks and convertible securities of companies domiciled outside the United States

INCEPTION:
February 8, 1991

NET ASSETS AT
JUNE 30, 2004:
$189,863,761

TOP TEN HOLDINGS (AS OF 6/30/04)


                                       PERCENTAGE OF
 COMPANY                 COUNTRY       TOTAL NET ASSETS
 Vodafone Group       United Kingdom         3.45%
 Imperial Tobacco     United Kingdom         2.60
 Nokia OYJ            Finland                2.42
 Total S.A.           France                 2.17
 Asahi Glass Co.      Japan                  2.12
 Porsche AG           Germany                2.10
 L'Oreal S.A.         France                 2.08
 GlaxoSmithKline PLC  United Kingdom         2.04
 BP PLC               United Kingdom         1.95
 ABB Ltd.             Switzerland            1.89

SECTOR WEIGHTINGS VS. INDEX (AS OF 6/30/04)

                                                               BAILLIE GIFFORD INTERNATIONAL
                                                                        GROWTH FUND                   MSCI EAFE GROWTH INDEX
                                                               -----------------------------          ----------------------
Financials                                                                 20.15                              15.61
Consumer Discretionary                                                     15.35                              13.39
Information Technology                                                     14.74                              12.12
Industrials                                                                12.64                              10.47
Consumer Staples                                                           11.10                              11.66
Energy                                                                      8.76                               3.91
Telecommunication Services                                                  5.94                              10.73
Health Care                                                                 5.63                              14.18
Materials                                                                   4.34                               5.65
Cash                                                                        1.35                               0.00
Utilities                                                                   0.00                               2.28

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                              YEAR       1       3       5      10    SINCE INCEPTION
                             TO DATE    YR      YRS     YRS    YRS       2/8/1991
 Baillie Gifford
   International Growth
   Fund                       2.43%    22.65%  -0.14%  -1.29%  5.34%       7.44%
 MSCI EAFE Growth Index       2.72%    26.80%   2.06%  -3.02%  2.04%       3.35%

--------------------------------------------------------------------------------

ABOUT INFORMATION CONTAINED IN THIS REPORT:

  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility.

  - The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Growth Index is generally considered to be representative of the international growth stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

  - Prior to May 1, 2004, this fund was known as Baillie Gifford International Fund.
--------------------------------------------------------------------------------

/ /  Baillie Gifford International Growth Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 94.4%
Shares                                                   Value
--------------------------------------------------------------
AUSTRALIA -- 3.5%
  BEVERAGES -- 0.3%
      196,500  Fosters Group Ltd.                 $    644,691
  COMMERCIAL BANKS -- 0.3%
       49,754  Australia and NZ Banking Group
                 Ltd.                                  632,196
  CONSTRUCTION AND ENGINEERING -- 0.3%
       75,000  Leighton Hldgs. Ltd.                    473,884
  CONTAINERS AND PACKAGING -- 0.3%
      119,066  Amcor Ltd.                              576,856
  FOOD AND STAPLES RETAILING -- 0.3%
       77,100  Woolworths Ltd.                         610,951
  MEDIA -- 0.3%
       56,500  News Corp. Ltd.                         497,984
  METALS AND MINING -- 0.9%
      200,956  BHP Billiton Ltd.                     1,750,247
  OIL AND GAS -- 0.4%
       58,900  Woodside Petroleum Ltd.                 682,493
  REAL ESTATE -- 0.4%
       70,000  Westfield Hldgs. Ltd.*                  749,318
                                                  ------------
                                                     6,618,620
--------------------------------------------------------------
DENMARK -- 1.0%
  COMMERCIAL BANKS -- 1.0%
       82,420  Danske Bank AS                        1,955,209
--------------------------------------------------------------
FINLAND -- 2.4%
  COMMUNICATIONS EQUIPMENT -- 2.4%
      318,430  Nokia OYJ                             4,600,250
--------------------------------------------------------------
FRANCE -- 10.3%
  BEVERAGES -- 1.6%
       23,460  Pernod-Ricard S.A.                    3,003,402
  HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.3%
       38,000  Essilor Int'l. S.A.                   2,483,339
  MEDIA -- 1.7%
      117,100  Vivendi Universal S.A.*               3,252,180
  OIL AND GAS -- 2.1%
       21,630  Total S.A.                            4,128,652
  PERSONAL PRODUCTS -- 2.1%
       49,406  L'Oreal S.A.                          3,950,910
  PHARMACEUTICALS -- 1.5%
       44,591  Sanofi-Synthelabo S.A.                2,829,878
                                                  ------------
                                                    19,648,361
--------------------------------------------------------------
GERMANY -- 5.1%
  AUTOMOBILES -- 0.8%
       33,850  Bayerische Motoren Werke AG           1,499,632
  COMMERCIAL BANKS -- 1.0%
       23,360  Deutsche Bank AG                      1,837,611
  MACHINERY -- 0.8%
       41,944  MAN AG                                1,531,737
  SOFTWARE -- 1.6%
       18,124  SAP AG                                3,008,190
  TEXTILES, APPAREL AND LUXURY GOODS -- 0.9%
       14,590  Adidas-Salomon AG                     1,743,973
                                                  ------------
                                                     9,621,143
--------------------------------------------------------------
HONG KONG -- 2.9%
  COMMERCIAL BANKS -- 1.0%
      785,000  BOC Hong Kong Hldgs. Ltd              1,338,577
       48,000  Hang Seng Bank Ltd.                     615,408
                                                  ------------
                                                     1,953,985
  DISTRIBUTORS -- 0.2%
      294,000  Li & Fung Ltd.                          429,709
  DIVERSIFIED FINANCIAL SERVICES -- 0.2%
      190,000  Hong Kong Exchanges & Clearing
                 Ltd.                                  390,977
  REAL ESTATE -- 1.5%
      218,000  Cheung Kong Hldgs. Ltd.               1,607,113
      146,000  Sun Hung Kai Properties Ltd.          1,197,995
                                                  ------------
                                                     2,805,108
                                                  ------------
                                                     5,579,779
--------------------------------------------------------------

--------------------------------------------------------------
Shares                                                   Value
--------------------------------------------------------------
IRELAND -- 3.2%
  AIRLINES -- 0.8%
      224,140  Ryanair Hldgs. PLC*                $  1,250,454
        8,448  Ryanair Hldgs. PLC ADR*                 276,925
                                                  ------------
                                                     1,527,379
  COMMERCIAL BANKS -- 0.9%
      116,340  Allied Irish Banks PLC                1,799,764
  CONSTRUCTION MATERIALS -- 1.5%
      133,450  CRH PLC                               2,821,961
                                                  ------------
                                                     6,149,104
--------------------------------------------------------------
ITALY -- 2.4%
  INSURANCE -- 1.0%
      108,190  Riunione Adriatica di Sicurta SPA     1,964,932
  OIL AND GAS -- 1.4%
      134,880  ENI SPA                               2,681,331
                                                  ------------
                                                     4,646,263
--------------------------------------------------------------
JAPAN -- 23.5%
  AUTO COMPONENTS -- 1.1%
      109,000  Bridgestone Corp.                     2,043,532
  AUTOMOBILES -- 1.8%
       84,600  Toyota Motor Corp.                    3,419,745
  BUILDING PRODUCTS -- 2.1%
      388,000  Asahi Glass Co.                       4,027,436
  COMMERCIAL BANKS -- 0.9%
          386  UFJ Hldgs., Inc.*                     1,701,514
  DIVERSIFIED FINANCIAL SERVICES -- 1.0%
       29,450  Promise Co.                           1,960,730
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
          260  Nippon Tele. & Tel. Corp.             1,386,254
  ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 3.0%
      102,000  Alps Electric Co. Ltd.                1,447,748
        9,300  Keyence Corp.                         2,116,942
       25,000  Kyocera Corp.                         2,117,152
                                                  ------------
                                                     5,681,842
  HOUSEHOLD PRODUCTS -- 1.1%
       90,000  Kao Corp.                             2,164,708
  INSURANCE -- 1.1%
      211,000  Mitsui Sumitomo Insurance Co.         1,977,914
  LEISURE EQUIPMENT AND PRODUCTS -- 1.4%
      187,500  Konica Corp.                          2,582,423
  MACHINERY -- 1.1%
       74,000  Daikin Inds. Ltd.                     1,982,898
  MULTILINE RETAIL -- 0.4%
       61,000  Takashimaya Co. Ltd.                    704,029
  OFFICE ELECTRONICS -- 2.0%
      121,000  Brother Inds. Ltd.                    1,169,665
       51,000  Canon, Inc.                           2,681,878
                                                  ------------
                                                     3,851,543
  ROAD AND RAIL -- 1.2%
      446,000  Tokyu Corp.                           2,280,068
  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 1.0%
       15,600  Rohm Co. Ltd.                         1,863,240
  SPECIALTY RETAIL -- 0.8%
       42,400  Yamada Denki Co., Ltd.                1,578,197
  TOBACCO -- 1.1%
          274  Japan Tobacco, Inc.                   2,124,944
  TRADING COMPANIES AND DISTRIBUTORS -- 1.2%
      312,000  Mitsui & Co. Ltd.                     2,331,190

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Baillie Gifford International Growth Fund

June 30, 2004 (Unaudited)


--------------------------------------------------------------
Shares                                                   Value
--------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
          485  NTT DoCoMo, Inc.                   $    864,923
                                                  ------------
                                                    44,527,130
--------------------------------------------------------------
NETHERLANDS -- 2.9%
  HOUSEHOLD DURABLES -- 1.1%
       77,240  Philips Electronics (KON)             2,082,123
  INSURANCE -- 0.9%
      144,970  Aegon NV                              1,749,986
  MEDIA -- 0.9%
       54,900  Ver Ned Uitgevers                     1,596,275
                                                  ------------
                                                     5,428,384
--------------------------------------------------------------
NEW ZEALAND -- 0.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
      201,400  Telecom. Corp. of New Zealand           749,027
--------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 0.6%
  OIL AND GAS -- 0.6%
    2,550,000  CNOOC Ltd.                            1,078,888
--------------------------------------------------------------
RUSSIA -- 0.6%
  OIL AND GAS -- 0.6%
       11,500  LUKOIL ADR                            1,201,750
--------------------------------------------------------------
SINGAPORE -- 0.4%
  ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.4%
       69,000  Venture Corp. Ltd.                      721,548
--------------------------------------------------------------
SOUTH AFRICA -- 0.6%
  METALS AND MINING -- 0.6%
       28,300  Anglo American Platinum Corp.         1,068,989
--------------------------------------------------------------
SOUTH KOREA -- 0.7%
  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 0.7%
        6,900  Samsung Electronics Co. Ltd. GDR      1,419,675
--------------------------------------------------------------
SPAIN -- 2.0%
  COMMERCIAL BANKS -- 1.2%
       39,400  Banco Popular Espanol S.A.            2,227,841
  TOBACCO -- 0.8%
       48,270  Altadis S.A.                          1,493,460
                                                  ------------
                                                     3,721,301
--------------------------------------------------------------
SWEDEN -- 4.1%
  COMMUNICATIONS EQUIPMENT -- 1.8%
    1,144,720  LM Ericsson*                          3,376,665
  MACHINERY -- 2.3%
       86,870  Atlas Copco AB                        2,972,233
       40,100  SKF AB                                1,473,246
                                                  ------------
                                                     4,445,479
                                                  ------------
                                                     7,822,144
--------------------------------------------------------------
SWITZERLAND -- 4.4%
  COMMERCIAL BANKS -- 1.6%
       43,650  UBS AG                                3,077,013
  COMMERCIAL SERVICES AND SUPPLIES -- 0.9%
       32,600  Adecco S.A.                           1,624,922
  ELECTRICAL EQUIPMENT -- 1.9%
      657,170  ABB Ltd.*                             3,595,826
                                                  ------------
                                                     8,297,761
--------------------------------------------------------------
UNITED KINGDOM -- 23.4%
  COMMERCIAL BANKS -- 5.5%
      320,100  Barclays PLC                          2,726,005
      206,000  HSBC Hldgs.                           3,062,353
      111,088  Royal Bank of Scotland                3,198,098
       86,000  Standard Chartered PLC                1,400,068
                                                  ------------
                                                    10,386,524
--------------------------------------------------------------

--------------------------------------------------------------
Shares                                                   Value
--------------------------------------------------------------
  HOTELS, RESTAURANTS AND LEISURE -- 2.5%
       42,600  Carnival PLC                       $  2,068,209
       84,128  Compass Group                           513,215
      423,000  Hilton Group PLC                      2,116,526
                                                  ------------
                                                     4,697,950
  METALS AND MINING -- 0.7%
      148,000  BHP Billiton PLC                      1,283,861
  MULTILINE RETAIL -- 0.8%
       57,000  Next PLC                              1,470,462
  OIL AND GAS -- 2.7%
      247,000  BG Group PLC                          1,521,355
      420,000  BP PLC                                3,708,108
                                                  ------------
                                                     5,229,463
  PHARMACEUTICALS -- 2.8%
       32,764  Astrazeneca                           1,469,504
      191,777  GlaxoSmithKline PLC                   3,880,028
                                                  ------------
                                                     5,349,532
  SOFTWARE -- 0.4%
      219,380  Sage Group                              741,737
  TOBACCO -- 3.7%
      134,000  British American Tobacco PLC          2,075,826
      228,900  Imperial Tobacco                      4,929,881
                                                  ------------
                                                     7,005,707
  WIRELESS TELECOMMUNICATION SERVICES -- 4.3%
    1,000,000  mmO2*                                 1,681,466
    2,989,188  Vodafone Group                        6,543,567
                                                  ------------
                                                     8,225,033
                                                  ------------
                                                    44,390,269
--------------------------------------------------------------
               TOTAL COMMON STOCKS
                 (COST $143,459,495)               179,245,595
--------------------------------------------------------------
PREFERRED STOCKS -- 3.3%
BRAZIL -- 1.2%
  METALS AND MINING -- 0.4%
       17,600  Comp. Vale Do Rio Doce ADR         $    688,160
  OIL AND GAS -- 0.8%
       62,800  Petroleo Brasileiro S.A. ADR          1,582,560
                                                  ------------
                                                     2,270,720
--------------------------------------------------------------
GERMANY -- 2.1%
  AUTOMOBILES -- 2.1%
        5,960  Porsche AG                            3,993,293
--------------------------------------------------------------
               TOTAL PREFERRED STOCKS
                 (COST $4,138,355)                   6,264,013
--------------------------------------------------------------
CONVERTIBLE BOND -- 0.6%
Principal
Amount                                                   Value
--------------------------------------------------------------
JAPAN -- 0.6%
  COMMERCIAL BANKS -- 0.6%
 Y 51,000,000  SMFG Finance
                 2.25% due 7/11/2005
                 (COST $374,423)                  $  1,121,849
--------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  Baillie Gifford International Growth Fund

June 30, 2004 (Unaudited)



REPURCHASE AGREEMENT -- 2.2%
Principal
Amount                                                   Value
--------------------------------------------------------------
$   4,198,000  State Street Bank and Trust Co.
               repurchase agreement,
               dated 6/30/2004, maturity
               value $4,198,041 at
               0.35%, due 7/1/2004 (1)
                 (COST $4,198,000)                $  4,198,000
--------------------------------------------------------------
TOTAL INVESTMENTS -- 100.5%
  (COST $152,170,273)                              190,829,457
LIABILITIES IN EXCESS OF CASH, RECEIVABLES AND
  OTHER ASSETS -- (0.5)%                              (965,696)
--------------------------------------------------------------
NET ASSETS -- 100%                                $189,863,761
--------------------------------------------------------------

 *  Non-income producing security.

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

GLOSSARY OF TERMS:
   ADR -- American Depositary Receipt.
   GDR -- Global Depositary Receipt.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Baillie Gifford International Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost $152,170,273)     $190,829,457
  Foreign currency (cost $103,385)                    102,213
  Cash                                                    906
  Dividend reclaims receivable                        287,707
  Dividends receivable                                244,467
  Receivable for fund shares sold                     127,438
  Interest receivable                                  13,188
  Other assets                                          1,470
                                                 ------------
    TOTAL ASSETS                                  191,606,846
                                                 ------------

LIABILITIES
  Payable for securities purchased                  1,575,524
  Accrued expenses                                    112,773
  Payable for fund shares redeemed                     54,788
                                                 ------------
    TOTAL LIABILITIES                               1,743,085
                                                 ------------
    NET ASSETS                                   $189,863,761
                                                 ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                          $  1,387,011
  Additional paid-in capital                      223,314,546
  Undistributed net investment income               1,622,116
  Accumulated net realized loss on investments
    and foreign currency related transactions     (75,152,162)
  Net unrealized appreciation of investments
    and translation of other assets and
    liabilities denominated in foreign
    currencies                                     38,692,250
                                                 ------------
    NET ASSETS                                   $189,863,761
                                                 ============
SHARES OUTSTANDING--$0.10 PAR VALUE                13,870,113
                                                 ============
NET ASSET VALUE PER SHARE                        $      13.69
                                                 ============


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                        $2,900,689
  Interest                                             39,563
  Less: Foreign tax withheld                         (260,192)
                                                   ----------
    Total Income                                    2,680,060
                                                   ----------

  EXPENSES:
    Investment advisory fees--Note B                  777,610
    Custodian fees                                    157,756
    Printing expense                                   21,412
    Directors' fees--Note B                             5,763
    Other                                              22,824
                                                   ----------
      Total Expenses                                  985,365
                                                   ----------
  NET INVESTMENT INCOME                             1,694,695
                                                   ----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES--NOTE C
    Net realized loss on investments--Note A         (326,647)
    Net realized gain on foreign currency related
      transactions--Note A                             42,474
    Net change in unrealized appreciation of
      investments--Note C                           3,417,637
    Net change in unrealized appreciation from
      translation of other assets and liabilities
      denominated in foreign currencies--Note A       (73,645)
                                                   ----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCIES              3,059,819
                                                   ----------
    NET INCREASE IN NET ASSETS
      FROM OPERATIONS                              $4,754,514
                                                   ==========

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Baillie Gifford International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED               YEAR ENDED
                                                                         JUNE 30, 2004              DECEMBER 31, 2003
                                                                          (UNAUDITED)                   (AUDITED)
                                                                        ----------------            -----------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                 $  1,694,695                $  1,975,975
    Net realized loss on investments and foreign currency
      related transactions                                                    (284,173)                 (8,857,948)
    Net change in unrealized appreciation/(depreciation) of
      investments and translation of other assets and
      liabilities denominated in foreign currencies                          3,343,992                  54,121,484
                                                                          ------------                ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   4,754,514                  47,239,511
                                                                          ------------                ------------

  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                                     (502,984)                 (2,779,734)
                                                                          ------------                ------------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net decrease in net assets from capital share
      transactions--Note E                                                  (8,546,519)                (14,115,956)
                                                                          ------------                ------------
  NET INCREASE/(DECREASE) IN NET ASSETS                                     (4,294,989)                 30,343,821

NET ASSETS:
Beginning of period                                                        194,158,750                 163,814,929
                                                                          ------------                ------------
End of period*                                                            $189,863,761                $194,158,750
                                                                          ============                ============

* Includes undistributed net investment income of:                        $  1,622,116                $    430,405

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  Baillie Gifford International Growth Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund) (the Fund or BGIF) is a series of GIAC Funds, Inc. (the "Company"). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of the Company are presented in separate reports.

     Shares of BGIF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded.

     Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (See Note D).

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

     The books and records of BGIF are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGIF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

     BGIF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks may arise from the potential inability of a counterparty to

/ /  Baillie Gifford International Growth Fund

June 30, 2004 (Unaudited)


meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When forward contracts are closed, BGIF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGIF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

     BGIF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGIF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGIF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGIF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGIF. BGIF's investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGIF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, BGIF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for BGIF. Net realized short-term and long-term capital gains for BGIF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGIF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     BGIF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

     Withholding taxes on foreign interest, dividends and capital gains in BGIF have been provided for in accordance with the applicable country's tax rules and rates.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT MANAGEMENT AGREEMENTS AND PAYMENTS TO OR FROM RELATED
         PARTIES

     BGIF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGIF's portfolio subject to the supervision of the Company's Board of Directors. GBG has entered into sub-investment management agreements with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGIF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate of .80% of BGIF's average daily net assets. One half of this fee (.40%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to BGIF.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per com-

/ /  Baillie Gifford International Growth Fund

June 30, 2004 (Unaudited)


mittee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $21,252,039 and $27,403,663, respectively, during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2004 aggregated $43,028,191 and $4,369,007, respectively, resulting in net unrealized appreciation of $38,659,184.

NOTE D.  REPURCHASE AGREEMENTS
     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGIF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGIF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  TRANSACTIONS IN CAPITAL STOCK

     There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGIF.

     Transactions in capital stock were as follows:

                                                      Six Months Ended      Year Ended       Six Months Ended      Year Ended
                                                       June 30, 2004     December 31, 2003    June 30, 2004     December 31, 2003
                                                        (Unaudited)          (Audited)         (Unaudited)          (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 931,065          23,324,936        $ 12,853,326       $ 258,924,010
Shares issued in reinvestment of dividends                   36,607             216,740             502,984           2,779,734
Shares repurchased                                       (1,591,419)        (24,711,149)        (21,902,829)       (275,819,700)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE                                               (623,747)         (1,169,473)       $ (8,546,519)      $ (14,115,956)
---------------------------------------------------------------------------------------------------------------------------------

NOTE F.  LINE OF CREDIT

     A $100,000,000 line of credit available to BGIF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  Baillie Gifford International Growth Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                          SIX MONTHS
                                             ENDED                YEAR ENDED DECEMBER 31, (AUDITED)
                                         JUNE 30, 2004   ----------------------------------------------------
                                          (UNAUDITED)      2003       2002       2001       2000       1999
                                         --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $  13.40      $  10.46   $  12.72   $  16.24   $  26.78   $  20.92
                                           --------      --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................        0.12          0.14       0.11       0.05       0.03       0.10
  Net realized and unrealized
    gain/(loss) on investments and
    translation of other assets and
    liabilities denominated in foreign
    currency...........................        0.21          2.99      (2.36)     (3.34)     (5.39)      7.86
                                           --------      --------   --------   --------   --------   --------
  Net increase/(decrease) from
    investment operations..............        0.33          3.13      (2.25)     (3.29)     (5.36)      7.96
                                           --------      --------   --------   --------   --------   --------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income................       (0.04)        (0.19)     (0.01)        --         --      (0.09)
  Distributions in excess of net
    investment income..................          --            --         --         --         --      (0.01)
  Net realized gain on investments and
    foreign currency related
    transactions.......................          --            --         --      (0.23)     (5.18)     (2.00)
                                           --------      --------   --------   --------   --------   --------
  Total dividends and distributions....       (0.04)        (0.19)     (0.01)     (0.23)     (5.18)     (2.10)
                                           --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $  13.69      $  13.40   $  10.46   $  12.72   $  16.24   $  26.78
                                           --------      --------   --------   --------   --------   --------
TOTAL RETURN*..........................        2.43%(a)     30.03%    (17.70)%   (20.40)%   (20.00)%    39.11%
                                           --------      --------   --------   --------   --------   --------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)...........................    $189,864      $194,159   $163,815   $255,651   $570,284   $933,544
  Ratio of expenses to average net
    assets.............................        1.01%(b)      1.05%      1.02%      0.99%      0.97%      0.96%
  Ratio of net investment income to
    average net assets.................        1.74%(b)      1.17%      0.89%      0.59%      0.12%      0.40%
  Portfolio turnover rate..............          11%           41%        39%        40%        55%        52%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for all periods shown.

(a) Not Annualized.

(b) Annualized.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  Baillie Gifford International Growth Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

/ /   BAILLIE GIFFORD EMERGING MARKETS FUND                    SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
Edward H. Hocknell
Portfolio Manager

OBJECTIVE:
Long-term capital
appreciation

PORTFOLIO:
At least 80% in a diversified portfolio of common stocks and convertible securities issued by companies in emerging markets

INCEPTION:
October 17, 1994

NET ASSETS AT
JUNE 30, 2004:
$56,646,271

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                 PERCENTAGE OF
 COMPANY                             COUNTRY     TOTAL NET ASSETS
 Samsung Electronics Co. Ltd.      South Korea         3.31%
 Sasol Ltd.                        South Africa        2.90
 Samsung Corp.                     South Korea         2.77
 Petroleo Brisiliero S.A.          Brazil              2.75
 LUKOIL                            Russia              2.67
 America Movil S.A. de C.V.        Mexico              2.50
 Hon Hai Precision Inds. Co. Ltd.  Taiwan              2.24
 Anglo American Platinum Corp.     South Africa        2.16
 Itausa - Investimentos Itau S.A.  Brazil              2.12
 CNOOC Ltd.                        China               2.04

SECTOR WEIGHTINGS VS. INDEX (AS OF 6/30/04)

                                                              BAILLIE GIFFORD EMERGING MARKETS
                                                                            FUND                          MSCI EMF INDEX
                                                              --------------------------------            --------------
Materials                                                                  16.76                              15.83
Telecommunication Services                                                 15.83                              12.04
Energy                                                                     13.14                              11.73
Industrials                                                                12.39                               6.79
Information Technology                                                     10.71                              16.69
Consumer Discretionary                                                      9.95                               7.31
Financials                                                                  9.08                              17.46
Consumer Staples                                                            5.52                               5.79
Cash                                                                        4.11                               0.00
Health Care                                                                 1.75                               3.08
Utilities                                                                   0.76                               3.28

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                                YEAR       1       3      5     10    SINCE INCEPTION
                               TO DATE    YR      YRS    YRS    YRS     10/17/1994
 Baillie Gifford Emerging
   Markets Fund                 -1.25%   32.28%  11.94%  7.78%  --          4.49%
 MSCI EMF Index                 -0.78%   33.51%  13.10%  3.27%  --         -0.62%

--------------------------------------------------------------------------------
ABOUT INFORMATION CONTAINED IN THIS REPORT:
  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.
  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.
  - The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is generally considered to be representative of the stock market activity of emerging markets. The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries of Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  Baillie Gifford Emerging Markets Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 91.7%
Shares                                                  Value
-------------------------------------------------------------
ARGENTINA -- 0.2%
  DISTRIBUTORS -- 0.2%
      21,900  Imp. Y Exp. Patagonia*              $    93,191
-------------------------------------------------------------
BRAZIL -- 5.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
      69,200  Telecom. Norte Leste Participacoes
                ADR                                   880,916
  METALS AND MINING -- 0.8%
      37,600  Comp. Siderurgica Nacional S.A.
                ADR                                   457,216
  OIL AND GAS -- 2.7%
      55,431  Petroleo Brasileiro S.A. ADR          1,555,948
  PAPER AND FOREST PRODUCTS -- 0.7%
      11,916  Votorantim Celulose e Papel S.A.
                ADR                                   378,929
                                                  -----------
                                                    3,273,009
-------------------------------------------------------------
CHILE -- 1.4%
  ELECTRIC UTILITIES -- 0.8%
      72,206  Enersis S.A. ADR*                       430,348
  FOOD AND STAPLES RETAILING -- 0.6%
      19,300  Cencosud S.A. ADR*                      356,161
                                                  -----------
                                                      786,509
-------------------------------------------------------------
HONG KONG -- 1.5%
  HOUSEHOLD DURABLES -- 0.6%
   1,066,000  TCL Int'l. Hldgs. Ltd.                  331,429
  INTERNET SOFTWARE AND SERVICES -- 0.4%
   1,040,000  Tom.Com Ltd.*                           237,343
  OIL AND GAS -- 0.5%
     650,000  Panva Gas Hldgs. Ltd.*                  281,261
                                                  -----------
                                                      850,033
-------------------------------------------------------------
INDIA -- 4.2%
  AUTOMOBILES -- 1.0%
      51,352  Hero Honda Motors Ltd.                  566,978
  MACHINERY -- 0.9%
     109,925  Punjab Tractors Ltd.                    487,865
  METALS AND MINING -- 2.3%
      31,400  Hindalco Inds. Ltd.                     681,762
     120,000  Vedanta Resources PLC*                  625,995
                                                  -----------
                                                    1,307,757
                                                  -----------
                                                    2,362,600
-------------------------------------------------------------
INDONESIA -- 2.7%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
     700,000  PT Indonesian Satellite Corp. Tbk
                (Indosat)*                            299,766
     715,000  Telekomunikasi Indonesia                562,932
                                                  -----------
                                                      862,698
  METALS AND MINING -- 1.2%
  11,364,500  PT Bumi Resources Tbk                   695,243
                                                  -----------
                                                    1,557,941
-------------------------------------------------------------
ISRAEL -- 3.8%
  CHEMICALS -- 1.1%
     133,679  Makhteshim-Agan Inds. Ltd.              622,053
  COMMERCIAL BANKS -- 1.0%
     208,000  Bank Hapoalim Ltd.                      553,280
  INFORMATION TECHNOLOGY SERVICES -- 0.1%
       2,300  Radware Ltd.*                            39,215
  INTERNET SOFTWARE AND SERVICES -- 1.0%
      21,200  Check Point Software Technologies
                Ltd.*                                 572,188
  PHARMACEUTICALS -- 0.6%
       8,100  Taro Pharmaceutical Inds. Ltd.          352,350
                                                  -----------
                                                    2,139,086
-------------------------------------------------------------
MALAYSIA -- 6.0%
  AUTOMOBILES -- 0.6%
     158,000  Proton Hldgs. Berhad*                   332,632
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
      56,000  Telekom Malaysia Berhad                 153,726

-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
  FOOD PRODUCTS -- 1.8%
     314,000  IOI Corp. Berhad                    $   673,447
     130,000  IOI Oleochemical Inds. Berhad           318,158
                                                  -----------
                                                      991,605
  HOTELS, RESTAURANTS AND LEISURE -- 0.8%
     142,700  Tanjong PLC                             469,408
  MEDIA -- 1.1%
     518,000  Astro All Asia Networks PLC*            624,326
  TOBACCO -- 0.8%
      35,000  British American Tobacco Malaysia
                Berhad                                465,132
  TRANSPORTATION INFRASTRUCTURE -- 0.6%
     575,000  PLUS Expressways Berhad                 340,460
                                                  -----------
                                                    3,377,289
-------------------------------------------------------------
MEXICO -- 10.6%
  COMMERCIAL BANKS -- 0.5%
      85,500  Grupo Fin. Banorte S.A. de C.V.         303,914
  CONSTRUCTION AND ENGINEERING -- 0.7%
     139,600  Consorcio Ara S.A. de C.V.*             401,208
  CONSTRUCTION MATERIALS -- 1.7%
      32,100  Cemex S.A. de C.V. ADR                  934,110
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
     258,000  Grupo Carso Global Telecom.*            375,777
      17,800  Telefonos de Mexico S.A. ADR            592,206
                                                  -----------
                                                      967,983
  MEDIA -- 0.6%
      41,300  TV Azteca S.A. de C.V. ADR              356,832
  MULTILINE RETAIL -- 1.6%
     298,944  Wal-Mart de Mexico S.A. de C.V.         886,376
  TRANSPORTATION INFRASTRUCTURE -- 0.4%
      13,300  Grupo Aeroportuario del Sureste
                S.A. de C.V. ADR                      246,050
  WIRELESS TELECOMMUNICATION SERVICES -- 3.4%
      39,000  America Movil S.A. de C.V. ADR        1,418,430
     260,000  America Telecom S.A. de C.V.*           500,412
                                                  -----------
                                                    1,918,842
                                                  -----------
                                                    6,015,315
-------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 7.0%
  AUTOMOBILES -- 0.7%
   1,132,000  Denway Motors Ltd.                      410,003
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
   1,720,000  China Telecom Corp. Ltd.                600,921
  OIL AND GAS -- 3.1%
   2,735,000  CNOOC Ltd.                            1,157,160
   1,322,000  PetroChina Co. Ltd.                     610,177
                                                  -----------
                                                    1,767,337
  TRANSPORTATION INFRASTRUCTURE -- 1.1%
     870,000  Zhejiang Expressway Co. Ltd.            619,062
  WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
     740,000  China Unicom Ltd.                       583,484
                                                  -----------
                                                    3,980,807
-------------------------------------------------------------
POLAND -- 1.0%
  COMMERCIAL BANKS -- 1.0%
      17,500  Bank Pekao S.A.                         583,759
-------------------------------------------------------------
RUSSIA -- 6.1%
  METALS AND MINING -- 0.3%
      24,000  Celtic Resources Hldgs. PLC*            173,604
  OIL AND GAS -- 3.9%
      14,500  LUKOIL ADR                            1,515,250
      23,039  OAO Gazprom ADR                         661,219
                                                  -----------
                                                    2,176,469

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  Baillie Gifford Emerging Markets Fund

June 30, 2004 (Unaudited)


-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.9%
       4,500  Mobile Telesystems ADR              $   549,000
       5,600  VimpelCom ADR                           540,120
                                                  -----------
                                                    1,089,120
                                                  -----------
                                                    3,439,193
-------------------------------------------------------------
SOUTH AFRICA -- 6.7%
  METALS AND MINING -- 2.2%
      32,420  Anglo American Platinum Corp.         1,224,615
  OIL AND GAS -- 2.9%
     106,300  Sasol Ltd.                            1,642,009
  PAPER AND FOREST PRODUCTS -- 1.6%
      61,000  Sappi Ltd.                              928,536
                                                  -----------
                                                    3,795,160
-------------------------------------------------------------
SOUTH KOREA -- 16.5%
  CHEMICALS -- 1.3%
      63,700  Cheil Inds., Inc.                       738,711
  COMMERCIAL SERVICES AND SUPPLIES -- 1.1%
      28,000  S1 Corp.                                654,262
  INDUSTRIAL CONGLOMERATES -- 2.3%
      95,000  Hanwha Corp.                            633,059
      82,740  Samsung Techwin Co. Ltd.*               645,165
                                                  -----------
                                                    1,278,224
  INSURANCE -- 1.6%
      25,700  Oriental Fire & Marine Insurance
                Co. Ltd.                              351,415
       8,700  Samsung Fire & Marine Ins. Co.
                Ltd.                                  556,408
                                                  -----------
                                                      907,823
  MARINE -- 1.1%
     146,000  Samsung Heavy Inds. Co. Ltd.            654,505
  MEDIA -- 0.8%
       3,200  Cheil Comms., Inc.                      434,790
  METALS AND MINING -- 1.1%
      78,200  Dongkuk Steel Mill Co. Ltd.             602,996
  PHARMACEUTICALS -- 1.1%
      10,500  Yuhan Corp.                             645,175
  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 3.3%
       7,700  Samsung Electronics Co. Ltd. GDR+     1,584,275
         700  Samsung Electronics Co. Ltd.            288,966
                                                  -----------
                                                    1,873,241
  TRADING COMPANIES AND DISTRIBUTORS -- 2.8%
     128,800  Samsung Corp.                         1,571,683
                                                  -----------
                                                    9,361,410
-------------------------------------------------------------
SWEDEN -- 0.7%
  PERSONAL PRODUCTS -- 0.7%
      11,750  Oriflame Cosmetics S.A.*                419,977
-------------------------------------------------------------
TAIWAN -- 14.0%
  BUILDING PRODUCTS -- 1.7%
     850,000  Asia Cement Corp.                       475,312
   1,050,000  Taiwan Cement Corp.                     474,718
                                                  -----------
                                                      950,030
  CONSTRUCTION AND ENGINEERING -- 0.4%
     453,000  CTCI Corp.                              223,671
  DISTRIBUTORS -- 0.5%
     390,000  National Petroleum Co. Ltd.             261,005
  DIVERSIFIED FINANCIAL SERVICES -- 1.0%
   1,145,000  SinoPac Hldgs.                          599,405
  ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 3.3%
     341,000  Hon Hai Precision Inds. Co. Ltd.      1,267,847
     380,000  Synnex Technology Int'l. Corp.          616,002
                                                  -----------
                                                    1,883,849
  MACHINERY -- 0.8%
     848,000  Yungtay Engineering Co., Ltd.           451,493
  MULTILINE RETAIL -- 1.1%
   1,500,000  Far Eastern Dept. Stores Ltd.           644,706
  PAPER AND FOREST PRODUCTS -- 0.7%
     795,000  Chung Hwa Pulp Corp.                    378,346

-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 2.7%
      75,000  Nanya Technology Corp. GDR*         $   573,750
   1,285,000  United Microelectronics Corp.           955,532
                                                  -----------
                                                    1,529,282
  WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
   1,048,200  Taiwan Cellular Corp.                   997,692
                                                  -----------
                                                    7,919,479
-------------------------------------------------------------
THAILAND -- 0.2%
  WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
      50,200  Advanced Info Service Public Co.
                Ltd.                                  109,264
-------------------------------------------------------------
TURKEY -- 2.4%
  COMMERCIAL BANKS -- 1.8%
 336,000,000  Turkiye Garanti Bankasi AS*           1,001,549
  INDUSTRIAL CONGLOMERATES -- 0.6%
  74,152,074  Koc Hldg. A.S.                          334,671
                                                  -----------
                                                    1,336,220
-------------------------------------------------------------
VENEZUELA -- 0.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
      26,000  Comp. Anonima Nacional Tel.
                de Venezuela ADR                      523,900
-------------------------------------------------------------
              TOTAL COMMON STOCKS
                (COST $44,978,206)                 51,924,142
-------------------------------------------------------------
PREFERRED STOCKS -- 4.4%
BRAZIL -- 4.4%
  COMMERCIAL BANKS -- 2.1%
   1,034,012  Itausa-Investimentos Itau S.A.      $ 1,200,014
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
   1,719,000  Celular CRT Participacoes S.A.*         299,246
  METALS AND MINING -- 1.5%
      22,300  Comp. Vale Do Rio Doce                  866,623
  ROAD AND RAIL --0.3%
       8,700  All America Latina Logistica*           145,841
-------------------------------------------------------------
              TOTAL PREFERRED STOCKS
                (COST $1,929,370)                   2,511,724
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.7%
Principal
Amount                                                  Value
-------------------------------------------------------------
$  1,519,000  State Street Bank and Trust Co.
              repurchase agreement,
              dated 6/30/2004, maturity
              value $1,519,015 at
              0.35%, due 7/1/2004 (1)
                (COST $1,519,000)                 $ 1,519,000
-------------------------------------------------------------
TOTAL INVESTMENTS -- 98.8%
  (COST $48,426,576)                               55,954,866
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 1.2%                            691,405
-------------------------------------------------------------
NET ASSETS -- 100%                                $56,646,271
-------------------------------------------------------------

 *  Non-income producing security.

 +  Rule 144A restricted security.

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

GLOSSARY OF TERMS:
   ADR -- American Depositary Receipt.
   GDR -- Global Depositary Receipt.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Baillie Gifford Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost $48,426,576)       $55,954,866
  Foreign currency (cost $689,254)                    689,424
  Cash                                                    877
  Receivable for securities sold                      254,507
  Dividends receivable                                114,621
  Receivable for fund shares sold                      65,231
  Other assets                                            673
                                                  -----------
    TOTAL ASSETS                                   57,080,199
                                                  -----------

LIABILITIES
  Payable for securities purchased                    400,586
  Accrued expenses                                     24,798
  Payable for fund shares redeemed                      8,256
  Accrued foreign capital gains tax                       288
                                                  -----------
    TOTAL LIABILITIES                                 433,928
                                                  -----------
    NET ASSETS                                    $56,646,271
                                                  ===========

COMPONENTS OF NET ASSETS
  Capital stock, at par                           $   421,733
  Additional paid-in capital                       47,434,668
  Undistributed net investment income                 167,121
  Accumulated net realized gain on investments
    and foreign currency related transactions       1,080,386
  Net unrealized appreciation of investments and
    translation of other assets and liabilities
    denominated in foreign currencies               7,542,363
                                                  -----------
    NET ASSETS                                    $56,646,271
                                                  ===========
SHARES OUTSTANDING--$0.10 PAR VALUE                 4,217,334
                                                  ===========
NET ASSET VALUE PER SHARE                         $     13.43
                                                  ===========


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                       $   869,285
  Interest                                              3,476
  Less: Foreign tax withheld                          (85,287)
                                                  -----------
    Total Income                                      787,474
                                                  -----------

  EXPENSES:
    Investment advisory fees--Note B                  302,717
    Custodian fees                                    123,716
    Audit fees                                         13,923
    Directors' fees--Note B                             1,305
    Other                                               9,687
                                                  -----------
      Total Expenses                                  451,348
                                                  -----------
  NET INVESTMENT INCOME                               336,126
                                                  -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES--NOTE C
    Net realized gain on investments--Note A        4,983,800
    Net realized loss on foreign currency
      related transactions--Note A                    (65,781)
    Realized Foreign Capital Gains Tax                265,648
    Net change in unrealized appreciation of
      investments--Note C                          (6,694,566)
    Net change in unrealized appreciation from
      translation of other assets and
      liabilities denominated in foreign
      currencies--Note A                               (1,937)
    Unrealized Foreign Capital Gains Tax              543,378
                                                  -----------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS AND FOREIGN CURRENCIES               (969,458)
                                                  -----------
    NET DECREASE IN NET ASSETS FROM OPERATIONS    $  (633,332)
                                                  ===========

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  Baillie Gifford Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED                YEAR ENDED
                                                                          JUNE 30, 2004              DECEMBER 31, 2003
                                                                           (UNAUDITED)                   (AUDITED)
                                                                        -----------------            -----------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                  $   336,126                  $   381,992
    Net realized gain on investments and foreign currency
      related transactions                                                   5,183,667                    1,315,594
    Net change in unrealized appreciation/(depreciation) of
      investments and translation of other assets and
      liabilities denominated in foreign currencies                         (6,153,125)                  16,009,923
                                                                           -----------                  -----------
      NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
        OPERATIONS                                                            (633,332)                  17,707,509
                                                                           -----------                  -----------

  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                                           --                     (388,472)
                                                                           -----------                  -----------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets from capital share
      transactions--Note E                                                   2,027,395                    4,722,291
                                                                           -----------                  -----------
  NET INCREASE IN NET ASSETS                                                 1,394,063                   22,041,328

NET ASSETS:
Beginning of period                                                         55,252,208                   33,210,880
                                                                           -----------                  -----------
End of period*                                                             $56,646,271                  $55,252,208
                                                                           ===========                  ===========

* Includes undistributed/(distributions in excess) of net
  investment income of:                                                    $   167,121                  $  (169,005)

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Baillie Gifford Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     Baillie Gifford Emerging Markets Fund (the Fund or BGEMF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of the Company are presented in separate reports.

     Shares of BGEMF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded.

     Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Repurchase agreements are carried at cost which approximates market value (See Note D).

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

     The books and records of BGEMF are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGEMF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

     BGEMF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency

/ /  Baillie Gifford Emerging Markets Fund

June 30, 2004 (Unaudited)


relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by BGEMF. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGEMF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of the its portfolio securities or other assets denominated in that currency.

Futures Contracts

     BGEMF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGEMF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGEMF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGEMF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGEMF. BGEMF's investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGEMF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, BGEMF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for BGEMF. Net realized short-term and long-term capital gains for BGEMF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGEMF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     BGEMF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

     Withholding taxes on foreign interest, dividends and capital gains in BGEMF have been provided for in accordance with the applicable country's tax rules and rates.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT MANAGEMENT AGREEMENTS AND PAYMENTS TO OR FROM RELATED
         PARTIES

     BGEMF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGEMF's portfolio subject to the supervision of the Company's Board of Directors. GBG has entered into sub-investment management agreements with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGEMF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate of 1.00% of BGEMF's average daily net assets. One-half of this fee (.50%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fees does not represent a separate or additional expense to BGEMF.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board

/ /  Baillie Gifford Emerging Markets Fund

June 30, 2004 (Unaudited)


committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $28,147,828 and $25,651,792, respectively, during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2004 aggregated $10,371,978 and $2,843,687, respectively, resulting in net unrealized appreciation of $7,528,291.
NOTE D.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGEMF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGEMF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  TRANSACTIONS IN CAPITAL STOCK

     There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGEMF.

     Transactions in capital stock were as follows:

                                                      Six Months Ended      Year Ended       Six Months Ended      Year Ended
                                                       June 30, 2004     December 31, 2003    June 30, 2004     December 31, 2003
                                                        (Unaudited)          (Audited)         (Unaudited)          (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                939,095           6,164,839         $ 12,993,849       $ 63,463,042
Shares issued in reinvestment of dividends                      --              31,770                   --            388,473
Shares repurchased                                        (785,783)         (5,858,157)         (10,966,454)       (59,129,224)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE                                               153,312             338,452         $  2,027,395       $  4,722,291
---------------------------------------------------------------------------------------------------------------------------------

NOTE F.  LINE OF CREDIT

     A $100,000,000 line of credit available to BGEMF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  Baillie Gifford Emerging Markets Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                          SIX MONTHS
                                             ENDED              YEAR ENDED DECEMBER 31, (AUDITED)
                                         JUNE 30, 2004   -----------------------------------------------
                                          (UNAUDITED)     2003      2002      2001      2000      1999
                                         ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...     $ 13.60      $  8.91   $  9.57   $  9.02   $ 12.73   $  7.39
                                            -------      -------   -------   -------   -------   -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss).........        0.08         0.10      0.05      0.07     (0.04)     0.01
  Net realized and unrealized
    gain/(loss) on investments and
    translation of other assets and
    liabilities denominated in foreign
    currency...........................       (0.25)        4.69     (0.66)     0.50     (3.50)     5.33
                                            -------      -------   -------   -------   -------   -------
  Net increase/(decrease) from
    investment operations..............       (0.17)        4.79     (0.61)     0.57     (3.54)     5.34
                                            -------      -------   -------   -------   -------   -------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income................          --        (0.10)    (0.05)    (0.02)       --        --
  Net realized gain on investments and
    foreign currency related
    transactions.......................          --           --        --        --     (0.17)       --
                                            -------      -------   -------   -------   -------   -------
  Total dividends and distributions....          --        (0.10)    (0.05)    (0.02)    (0.17)       --
                                            -------      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........     $ 13.43      $ 13.60   $  8.91   $  9.57   $  9.02   $ 12.73
                                            -------      -------   -------   -------   -------   -------
TOTAL RETURN*..........................       (1.25)%(a)   53.92%    (6.34)%    6.30%   (27.81)%   72.26%
                                            -------      -------   -------   -------   -------   -------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)...........................     $56,646      $55,252   $33,211   $56,513   $58,636   $92,256
  Ratio of expenses to average net
    assets                                     1.49%(b)     1.82%     1.54%     1.48%     1.38%     1.44%
  Ratio of net investment income/(loss)
    to average net assets..............        1.11%(b)     0.99%     0.42%     0.84%    (0.22)%    0.12%
  Portfolio turnover rate..............          44%          71%      101%      103%       95%       96%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for all periods shown.

(a) Not Annualized.

(b) Annualized.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Baillie Gifford Emerging Markets Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

/ /   THE GUARDIAN SMALL CAP STOCK FUND                        SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
Matthew Ziehl, C.F.A.
Portfolio Manager

OBJECTIVE:
Long-term growth
of capital

PORTFOLIO:
At least 85% in a diversified portfolio of common stocks issued by companies with a small market capitalization at the time of initial purchase

INCEPTION:
July 16, 1997

NET ASSETS AT
JUNE 30, 2004:
$290,921,972

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                               PERCENTAGE OF
 COMPANY                                                       TOTAL NET ASSETS
 Investors Financial Svcs. Corp.                                     3.00%
 American Medical Systems Hldgs., Inc.                               2.73
 Energy Partners Ltd.                                                2.40
 Financial Federal Corp.                                             2.37
 Piper Jaffray Cos., Inc.                                            2.33
 Cost Plus, Inc.                                                     2.26
 Boston Private Financial Hldgs., Inc.                               2.19
 Movie Gallery, Inc.                                                 2.19
 Federal Agricultural Mortgage Corp.                                 2.08
 Direct General Corp.                                                1.97

SECTOR WEIGHTINGS VS. INDEX (AS OF 6/30/04)

                                                                THE GUARDIAN SMALL CAP STOCK
                                                                            FUND                        RUSSELL 2000 INDEX
                                                                ----------------------------            ------------------
Financials                                                                  21.60                             20.49
Information Technology                                                      20.80                             18.92
Consumer Discretionary                                                      13.90                             14.62
Industrials                                                                 13.70                             14.89
Health Care                                                                 13.70                             14.02
Energy                                                                       6.60                              4.51
Materials                                                                    4.20                              5.53
Consumer Staples                                                             2.20                              2.98
Telecommunication Services                                                   1.90                              1.20
Utilities                                                                    0.70                              2.84
Cash                                                                         0.70                               0.0

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                                 YEAR       1      3      5     10    SINCE INCEPTION
                                TO DATE    YR     YRS    YRS    YRS      7/16/1997
 The Guardian Small
   Cap Stock Fund                4.14%    30.58%  7.16%  8.77%  --         7.25%
 Russell 2000 Index              6.76%    33.37%  6.24%  6.63%  --         6.75%

--------------------------------------------------------------------------------

ABOUT INFORMATION CONTAINED IN THIS REPORT:

  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.

  - The Russell 2000 Index is generally considered to be representative of small capitalization issues in the U.S. stock market. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian Small Cap Stock Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 99.3%
Shares                                                  Value
-------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.7%
    81,100  Aviall, Inc.                         $  1,541,711
   199,200  EDO Corp.                               4,804,704
    77,900  Sypris Solutions, Inc.                  1,494,901
                                                 ------------
                                                    7,841,316
-------------------------------------------------------------
AIR FREIGHT AND LOGISTICS -- 1.2%
    67,800  UTi Worldwide, Inc.                     3,572,382
-------------------------------------------------------------
AIRLINES -- 1.7%
   275,700  Skywest, Inc.                           4,799,937
-------------------------------------------------------------
AUTO COMPONENTS -- 1.2%
    93,600  American Axle & Mfg. Hldgs., Inc.       3,403,296
-------------------------------------------------------------
BEVERAGES -- 0.7%
    66,800  Cott Corp.*                             2,164,320
-------------------------------------------------------------
BIOTECHNOLOGY -- 4.1%
   194,400  Cell Therapeutics, Inc.*                1,432,728
   103,400  ILEX Oncology, Inc.*                    2,583,966
   167,400  Immunicon Corp.*                        1,315,764
   122,200  Keryx Biopharmaceuticals, Inc.*         1,547,052
   136,800  Nabi Biopharmaceuticals*                1,945,296
   158,700  Protein Design Labs., Inc.*             3,035,931
                                                 ------------
                                                   11,860,737
-------------------------------------------------------------
CAPITAL MARKETS -- 5.3%
   200,600  Investors Financial Svcs. Corp.         8,742,148
   149,700  Piper Jaffray Cos., Inc.*               6,770,931
                                                 ------------
                                                   15,513,079
-------------------------------------------------------------
CHEMICALS -- 0.8%
    64,600  Georgia Gulf Corp.                      2,316,556
-------------------------------------------------------------
COMMERCIAL BANKS -- 3.4%
   275,200  Boston Private Financial Hldgs.,
              Inc.                                  6,373,632
    76,800  Southwest Bancorp. of Texas, Inc.       3,388,416
                                                 ------------
                                                    9,762,048
-------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 2.2%
    48,800  Banta Corp.                             2,167,208
   268,600  Labor Ready, Inc.*                      4,163,300
                                                 ------------
                                                    6,330,508
-------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.9%
   484,500  Arris Group, Inc.*                      2,877,930
   305,600  Symmetricom, Inc.*                      2,719,840
                                                 ------------
                                                    5,597,770
-------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 2.2%
    72,100  Applied Films Corp.*                    2,092,342
    65,600  PalmOne, Inc.*                          2,280,912
   104,300  Synaptics, Inc.*                        1,997,345
                                                 ------------
                                                    6,370,599
-------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.5%
    35,900  Silgan Hldgs., Inc.                     1,447,129
-------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
   136,000  Encore Capital Group, Inc.*             1,796,560
   195,200  Financial Federal Corp.*                6,882,752
                                                 ------------
                                                    8,679,312
-------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
   451,100  TALK America Hldgs., Inc.*              3,459,937
-------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 3.8%
   108,400  Benchmark Electronics, Inc.*            3,154,440
   213,200  Merix Corp.*                            2,417,688
   217,800  Plexus Corp.*                           2,940,300
    58,700  Varian, Inc.*                           2,474,205
                                                 ------------
                                                   10,986,633
-------------------------------------------------------------

-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 1.8%
   553,400  Key Energy Svcs., Inc.*              $  5,224,096
-------------------------------------------------------------
FOOD AND STAPLES RETAILING -- 1.4%
    43,000  Performance Food Group Co.*             1,141,220
   104,500  United Natural Foods, Inc.*             3,021,095
                                                 ------------
                                                    4,162,315
-------------------------------------------------------------
GAS UTILITIES -- 0.7%
    72,300  AGL Resources, Inc.                     2,100,315
-------------------------------------------------------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 5.3%
   235,800  American Medical Systems Hldgs.,
              Inc.*                                 7,946,460
   149,700  Immucor, Inc.*                          4,872,735
   252,500  Synovis Life Technologies, Inc.*        2,714,375
                                                 ------------
                                                   15,533,570
-------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 2.6%
   117,200  Penn National Gaming, Inc.*             3,891,040
   135,600  Red Robin Gourmet Burgers, Inc.*        3,711,372
                                                 ------------
                                                    7,602,412
-------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.7%
    58,000  Jarden Corp.*                           2,087,420
-------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 1.1%
   239,500  Keane, Inc.*                            3,278,755
-------------------------------------------------------------
INSURANCE -- 2.9%
   177,300  Direct General Corp.                    5,719,698
    82,300  ProAssurance Corp.*                     2,807,253
                                                 ------------
                                                    8,526,951
-------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 2.7%
   242,700  Netegrity, Inc.*                        2,053,242
   288,400  S1 Corp.*                               2,866,696
   167,200  United Online, Inc.*                    2,944,392
                                                 ------------
                                                    7,864,330
-------------------------------------------------------------
MACHINERY -- 4.0%
    94,900  CLARCOR, Inc.                           4,346,420
   125,700  Trinity Inds., Inc.                     3,996,003
   127,000  Watts Water Technologies, Inc.          3,422,650
                                                 ------------
                                                   11,765,073
-------------------------------------------------------------
MEDIA -- 2.1%
   291,200  Gray Television, Inc.                   4,044,768
    33,600  Media General, Inc.                     2,157,792
                                                 ------------
                                                    6,202,560
-------------------------------------------------------------
METALS AND MINING -- 2.9%
   222,400  Century Aluminum Co.*                   5,513,296
   511,100  Hecla Mining Co.*                       2,913,270
                                                 ------------
                                                    8,426,566
-------------------------------------------------------------
MULTILINE RETAIL -- 1.3%
   241,700  99 Cents Only Stores*                   3,685,925
-------------------------------------------------------------
OIL AND GAS -- 4.8%
   455,500  Energy Partners Ltd.*                   6,969,150
    80,500  Forest Oil Corp.*                       2,199,260
   196,300  Magnum Hunter Resources, Inc.*          2,037,594
   192,300  Range Resources Corp.                   2,807,580
                                                 ------------
                                                   14,013,584
-------------------------------------------------------------
PHARMACEUTICALS -- 4.3%
    53,200  Medicis Pharmaceutical Corp.            2,125,340
   266,600  Pain Therapeutics, Inc.*                2,148,796
   142,400  Penwest Pharmaceuticals Co.*            1,824,144
    65,900  Salix Pharmaceuticals Ltd.*             2,171,405
    95,300  Taro Pharmaceutical Inds. Ltd.          4,145,550
                                                 ------------
                                                   12,415,235
-------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Small Cap Stock Fund

June 30, 2004 (Unaudited)


-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
REAL ESTATE -- 3.5%
   105,400  Arden Realty, Inc.                   $  3,099,814
    77,400  Federal Realty Investment Trust         3,219,066
    95,200  Home Pptys., Inc.                       3,710,896
                                                 ------------
                                                   10,029,776
-------------------------------------------------------------
ROAD AND RAIL -- 1.9%
   260,075  Werner Enterprises, Inc.                5,487,583
-------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 3.9%
   143,500  Credence Systems Corp.*                 1,980,300
   153,400  Mattson Technology, Inc.*               1,843,868
   225,100  Pericom Semiconductor Corp.*            2,410,821
   129,100  Sigmatel, Inc.*                         3,751,646
   137,100  Silicon Storage Technology, Inc.*       1,412,130
                                                 ------------
                                                   11,398,765
-------------------------------------------------------------
SOFTWARE -- 5.2%
   339,700  Borland Software Corp.*                 2,884,053
   132,900  Bottomline Technologies, Inc.*          1,402,095
    40,600  FactSet Research Systems, Inc.          1,919,162
   398,900  Lawson Software, Inc.*                  2,824,212
    83,100  Manhattan Assoc., Inc.*                 2,566,128
   172,600  RSA Security, Inc.*                     3,533,122
                                                 ------------
                                                   15,128,772
-------------------------------------------------------------
SPECIALTY RETAIL -- 6.0%
   202,400  Cost Plus, Inc.*                        6,567,880
   134,500  Group 1 Automotive, Inc.*               4,466,745
   326,000  Movie Gallery, Inc.                     6,373,300
                                                 ------------
                                                   17,407,925
-------------------------------------------------------------
THRIFTS AND MORTGAGE FINANCE -- 3.6%
   253,400  Federal Agricultural Mortgage
              Corp.*                                6,063,862
   247,908  W Hldg. Co., Inc.                       4,256,580
                                                 ------------
                                                   10,320,442
-------------------------------------------------------------

-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
    68,500  Western Wireless Corp.*              $  1,980,335
-------------------------------------------------------------
            TOTAL COMMON STOCKS
              (COST $243,034,395)                 288,748,264
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.6%
Principal
Amount                                                  Value
-------------------------------------------------------------
$7,682,000  State Street Bank and Trust Co.
            repurchase agreement,
            dated 6/30/2004, maturity
            value $7,682,288 at
            1.35%, due 7/1/2004 (1)
              (COST $7,682,000)                  $  7,682,000
-------------------------------------------------------------
TOTAL INVESTMENTS -- 101.9%
  (COST $250,716,395)                             296,430,264
LIABILITIES IN EXCESS OF CASH, RECEIVABLES AND
  OTHER ASSETS -- (1.9)%                           (5,508,292)
-------------------------------------------------------------
NET ASSETS -- 100%                               $290,921,972
-------------------------------------------------------------

 *  Non-income producing security.

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Small Cap Stock Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost $250,716,395)     $296,430,264
  Cash                                                    743
  Receivable for securities sold                    3,780,336
  Dividends receivable                                114,636
  Receivable for fund shares sold                       9,807
  Interest receivable                                     288
  Other assets                                          2,438
                                                 ------------
    TOTAL ASSETS                                  300,338,512
                                                 ------------

LIABILITIES
  Payable for securities purchased                  8,923,284
  Payable for fund shares redeemed                    256,627
  Accrued expenses                                     45,366
  Due to GIS                                          191,263
                                                 ------------
    TOTAL LIABILITIES                               9,416,540
                                                 ------------
    NET ASSETS                                   $290,921,972
                                                 ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                          $  1,632,594
  Additional paid-in capital                      211,316,818
  Distributions in excess of net investment
    income                                           (545,430)
  Accumulated net realized gain on investments     32,804,121
  Net unrealized appreciation of investments       45,713,869
                                                 ------------
    NET ASSETS                                   $290,921,972
                                                 ============
SHARES OUTSTANDING--$0.10 PAR VALUE                16,325,936
                                                 ============
NET ASSET VALUE PER SHARE                        $      17.82
                                                 ============


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                      $    643,033
  Interest                                             28,870
  Less: Foreign tax withheld                           (2,797)
                                                 ------------
    Total Income                                      669,106
                                                 ------------

  EXPENSES:
    Investment advisory fees--Note B                1,103,561
    Custodian fees                                     44,643
    Directors' fees--Note B                             8,475
    Other                                              57,857
                                                 ------------
      Total Expenses                                1,214,536
                                                 ------------
  NET INVESTMENT LOSS                                (545,430)
                                                 ------------

REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS--NOTE C
    Net realized gain on investments--Note A       34,025,038
    Net change in unrealized appreciation
      of investments--Note C                      (21,115,479)
                                                 ------------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS                                 12,909,559
                                                 ------------
    NET INCREASE IN NET ASSETS
      FROM OPERATIONS                            $ 12,364,129
                                                 ============

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Small Cap Stock Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED                YEAR ENDED
                                                                          JUNE 30, 2004              DECEMBER 31, 2003
                                                                           (UNAUDITED)                   (AUDITED)
                                                                        -----------------            -----------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment loss                                                   $   (545,430)                $   (611,981)
    Net realized gain on investments                                        34,025,038                   29,890,935
    Net change in unrealized appreciation/(depreciation) of
      investments                                                          (21,115,479)                  67,580,933
                                                                          ------------                 ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  12,364,129                   96,859,887
                                                                          ------------                 ------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments                                       (11,341,130)                          --
                                                                          ------------                 ------------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net decrease in net assets from capital share
      transactions--Note E                                                 (14,028,401)                 (21,885,591)
                                                                          ------------                 ------------
  NET INCREASE/(DECREASE) IN NET ASSETS                                    (13,005,402)                  74,974,296

NET ASSETS:
Beginning of period                                                        303,927,374                  228,953,078
                                                                          ------------                 ------------
End of period*                                                            $290,921,972                 $303,927,374
                                                                          ============                 ============

* Includes distributions in excess of net investment income
  of:                                                                     $   (545,430)                $         --

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Small Cap Stock Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian Small Cap Stock Fund (the Fund or GSCSF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of the Company are presented in separate reports.

     Shares of GSCSF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Other securities, including securities for which market quotations are not readily available (such as restricted, illiquid securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (See Note D).

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

     GSCSF is permitted to buy international securities that are not U.S. dollar denominated. GSCSF's books and records are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSCSF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

     GSCSF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book

/ /  The Guardian Small Cap Stock Fund

June 30, 2004 (Unaudited)


purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSCSF. When forward contracts are closed, GSCSF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSCSF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for GSCSF. Net realized short-term and long-term capital gains for GSCSF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSCSF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GSCSF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT MANAGEMENT AGREEMENTS AND PAYMENTS TO OR FROM RELATED
         PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .75% of the average daily net assets of the Fund.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $147,296,419 and $169,583,910 respectively, during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2004 aggregated $53,629,697 and $7,915,828, respectively, resulting in net unrealized appreciation of $45,713,869.

NOTE D.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSCSF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSCSF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  TRANSACTIONS IN CAPITAL STOCK

     There are 1,000,000,000 shares of $0.10 par value capital stock authorized for GSCSF.

/ /  The Guardian Small Cap Stock Fund

June 30, 2004 (Unaudited)


     Transactions in capital stock were as follows:

                                                    Six Months Ended       Year Ended       Six Months Ended       Year Ended
                                                      June 30, 2004     December 31, 2003     June 30, 2004     December 31, 2003
                                                       (Unaudited)          (Audited)          (Unaudited)          (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                909,391           3,500,334        $ 16,680,143        $ 52,033,216
Shares issued in reinvestment of distributions             660,905                  --          11,341,129                  --
Shares repurchased                                      (2,288,912)         (4,869,458)        (42,049,673)        (73,918,807)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE                                              (718,616)         (1,369,124)       $(14,028,401)       $(21,885,591)
---------------------------------------------------------------------------------------------------------------------------------

NOTE F.  LINE OF CREDIT

     A $100,000,000 line of credit available to GSCSF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  The Guardian Small Cap Stock Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                          SIX MONTHS
                                             ENDED                YEAR ENDED DECEMBER 31, (AUDITED)
                                         JUNE 30, 2004   ----------------------------------------------------
                                         -------------     2003       2002       2001       2000       1999
                                         --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $  17.83      $  12.43   $  14.71   $  15.96   $  17.18   $  12.74
                                           --------      --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss).........       (0.03)        (0.04)     (0.01)      0.00(a)    (0.01)     0.02
  Net realized and unrealized
    gain/(loss) on investments.........        0.74          5.44      (2.27)     (1.25)     (0.60)      4.44
                                           --------      --------   --------   --------   --------   --------
  Net increase/(decrease) from
    investment operations..............        0.71          5.40      (2.28)     (1.25)     (0.61)      4.46
                                           --------      --------   --------   --------   --------   --------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income................          --            --     (0.00)(a)   (0.00)(a)       --    (0.02)
  Net realized gain on investments.....       (0.72)           --         --     (0.00)(a)    (0.61)       --
                                           --------      --------   --------   --------   --------   --------
  Total dividends and distributions....       (0.72)           --      (0.00)     (0.00)     (0.61)     (0.02)
                                           --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $  17.82      $  17.83   $  12.43   $  14.71   $  15.96   $  17.18
                                           --------      --------   --------   --------   --------   --------
TOTAL RETURN*..........................        4.14%(b)     43.44%    (15.50)%    (7.83)%    (3.38)%    35.04%
                                           --------      --------   --------   --------   --------   --------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)...........................    $290,922      $303,927   $228,953   $266,038   $288,015   $258,419
  Ratio of expenses to average net
    assets.............................        0.83%(c)      0.83%      0.84%      0.84%      0.82%      0.83%
  Ratio of net investment income/(loss)
    to average net assets..............       (0.37)%(c)    (0.24)%    (0.05)%     0.01%     (0.05)%     0.17%
  Portfolio turnover rate..............          50%          107%       109%       134%       128%       100%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for all periods shown.

(a) Rounds to less than $0.01.

(b) Not Annualized.

(c) Annualized.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Small Cap Stock Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders follows.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.
(Baillie Gifford International Growth Fund)
(Baillie Gifford Emerging Markets Fund)
(The Guardian Small Cap Stock Fund)


By: /s/ Thomas G. Sorell
   -------------------------------------
   Thomas G. Sorell
   President of
   GIAC Funds, Inc.

Date: August 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Thomas G. Sorell
   -------------------------------------
   Thomas G. Sorell
   President of
   GIAC Funds, Inc.

Date: August 27, 2004





By: /s/ Frank L. Pepe
   -------------------------------------
   Frank L. Pepe
   Vice President and Treasurer of
   GIAC Funds, Inc.

Date: August 27, 2004